Segment reporting	12 Months Ended
Dec. 31, 2018
Operating segments [Abstract]
Segment reporting
Segment reporting
Reportable segments reflect the operating segments of the Group that are regularly reviewed by the Chief Executive Officer (the “chief operating decision maker” as defined under IFRS 8 – Operating Segments) for making strategic decisions, allocating resources and assessing performance and that exceed the quantitative thresholds provided in IFRS 8, or whose information is considered useful for the users of the financial statements. The Group's reportable segments include the four regional mass-market vehicle operating segments (NAFTA, LATAM, APAC and EMEA) and the Maserati global luxury brand operating segment, which are described as follows:

•
NAFTA designs, engineers, develops, manufactures and distributes vehicles. NAFTA mainly earns its revenues from the sale of vehicles under the Chrysler, Jeep, Dodge, Ram, Fiat and Alfa Romeo brand names and from sales of the related parts and accessories in the United States, Canada, Mexico and Caribbean islands.

•
LATAM designs, engineers, develops, manufactures and distributes vehicles. LATAM mainly earns its revenues from the sale of passenger cars and light commercial vehicles and related spare parts under the Fiat and Jeep brand names in South and Central America as well as from the distribution of the Chrysler, Dodge and Ram brand cars in the same region. In addition, the segment provides financial services to the dealer network in Brazil and to the dealer network and retail customers in Argentina.

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APAC mainly earns its revenues from the distribution and sale of cars and related spare parts under the Abarth, Alfa Romeo, Chrysler, Dodge, Fiat and Jeep brands mostly in China, Japan, Australia, South Korea and India. These activities are carried out through both subsidiaries and joint ventures. In addition, the segment provides financial services to the dealer network and retail customers in China.

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EMEA designs, engineers, develops, manufactures and distributes vehicles. EMEA mainly earns its revenues from the sale of passenger cars and light commercial vehicles under the Fiat, Alfa Romeo, Lancia, Abarth, Jeep and Fiat Professional brand names, the sale of the related spare parts in Europe, Middle East and Africa, and from the distribution of the Chrysler, Dodge and Ram brand vehicles in these areas. In addition, the segment provides financial services related to the sale of cars and light commercial vehicles in Europe, primarily through the FCA Bank joint venture and Fidis S.p.A., a fully owned captive finance company that is mainly involved in the factoring business.

•	Maserati designs, engineers, develops, manufactures and distributes vehicles. Maserati earns its revenues from the sale of luxury vehicles under the Maserati brand.
Transactions among the mass-market vehicle segments generally are presented on a “where-sold” basis, which reflects the profit/(loss) on the ultimate sale to third party customer within the segment. This presentation generally eliminates the effect of the legal entity transfer price within the segments. Revenues of the other segments, aside from the mass-market vehicle segments, are those directly generated by or attributable to the segment as the result of its usual business activities and include revenues from transactions with third parties as well as those arising from transactions with segments, recognized at normal market prices.
The results of our Magneti Marelli business were previously reported within the Components segment along with our industrial automation systems design and production business and our cast iron and aluminum components business. Following the classification of Magneti Marelli as a discontinued operation for the years ended December 31, 2018 and 2017 (refer to Note 3, Scope of consolidation), the remaining activities within Components segment are no longer considered a separate reportable segment as defined by IFRS 8 and are reported within “Other activities” below.
Other activities include the results of our industrial automation systems design and production business and our cast iron and aluminum components business, as well as the activities and businesses that are not operating segments under IFRS 8 – Operating Segments. In addition, Unallocated items and eliminations include consolidation adjustments, eliminations, as well as costs related to the launch of the Alfa Romeo Giulia platform which were not allocated to the mass-market vehicle segments due to the limited number of shipments. Financial income and expenses and income taxes are not attributable to the performance of the segments as they do not fall under the scope of their operational responsibilities.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the measure used by the chief operating decision maker to assess performance, allocate resources to the Group's operating segments and to view operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT excludes certain adjustments from Net profit from continuing operations including gains/(losses) on the disposal of investments, restructuring, impairments, asset write-offs and unusual income/(expenses) that are considered rare or discrete events that are infrequent in nature, and also excludes Net financial expenses and Tax expense/(benefit). See below for a reconciliation of Net profit from continuing operations, which is the most directly comparable measure included in our Consolidated Income Statement, to Adjusted EBIT. Operating assets are not included in the data reviewed by the chief operating decision maker, and as a result and as permitted by IFRS 8 – Operating Segments, the related information is not provided.
The following tables summarize selected financial information by segment for the years ended December 31, 2018, 2017 and 2016:

	Mass-Market Vehicles
2018	NAFTA		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€72,384		€8,152		€2,703		€22,815		€2,663		€2,888		€(1,193)	€110,412
Revenues from transactions with other segments	(31)		(10)		(57)		(101)		(18)		(976)		1,193		—
Revenues from third party customers		€72,353		€8,142		€2,646		€22,714		€2,645		€1,912		€—	€110,412

Net profit from continuing operations															€3,330
Tax expense															€778
Net financial expenses															€1,056
Adjustments:
Charge for U.S. diesel emission matters(1)	€		€		€		€		€		€			€748	€748
Impairment expense and supplier obligations(2)		€16		€8		€11		€307	€		€			€11	€353
China inventory impairment(3)	€		€			€129	€		€		€		€		€129
Costs for recall, net of recovery - airbag inflators(4)		€114	€		€		€		€		€		€		€114
U.S. special bonus payment(5)		€109	€		€		€		€			€2	€		€111
Restructuring costs, net of reversals(6)	€			€(28)		€—		€123		€—		€8		€—	€103
Employee benefits settlement losses(7)		€92	€		€		€		€		€		€		€92
Port of Savona (Italy) fire and flood(8)	€			€—		€—		€2		€11		€30		€—	€43
(Recovery of)/costs for recall - contested with supplier(9)		€(50)	€		€		€		€		€		€		€(50)
NAFTA capacity realignment(10)		€(60)		€—		€—		€—		€—		€—	€		€(60)
Brazil indirect tax - reversal of liability/recognition of credits(11)	€			€(54)	€		€		€			€(18)	€		€(72)
Other		€1		€—		€—		€30		€—		€12		€20	€63
Adjusted EBIT		€6,230		€359		€(296)		€406		€151		€(40)		€(72)	€6,738

Share of profit of equity method investees	€		€			€(67)		€284	€			€22		€1	€240
________________________________________________________________________________________________________________________________________________
(1) A provision of €748 million was recognized for costs related to final settlements reached on civil, environmental and consumer claims related to U.S. diesel emissions matters. Refer to Note 25, Guarantees granted, commitments and contingent liabilities;
(2) Impairment expense of €297 million and supplier obligations of €56 million, primarily in EMEA, resulting from changes in product plans in connection with the 2018-2022 business plan;
(3) Impairment of inventory in connection with acceleration of new emissions standards in China and slower than expected sales. Refer to Note 14, Inventories;
(4) Accrual in relation to costs for recall campaigns related to Takata airbag inflators, net of recovery;
(5) Special bonus payment of $2,000 to approximately 60,000 employees in NAFTA as a result of the U.S. Tax Cuts and Jobs Act;
(6) Restructuring costs primarily consisting of €123 million in EMEA, partially offset by the reversal of €28 million of previously recorded restructuring costs in LATAM;
(7) Charges arising on settlement of a portion of a supplemental retirement plan and an annuity buyout in NAFTA. Refer to Note 19, Employee benefits liabilities;
(8) Costs in relation to the Port of Savona (Italy) flood and fire;
(9) Recovery of amounts accrued in 2016 in relation to costs for recall contested with a supplier;
(10) Reduction of costs in relation to the NAFTA capacity realignment which were accrued in 2015;
(11) Credits recognized related to indirect taxes in Brazil.

	Mass-Market Vehicles
2017	NAFTA		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€66,094		€8,004		€3,250		€22,700		€4,058		€3,248		€(1,624)	€105,730
Revenues from transactions with other segments	(47)		(10)		(32)		(116)		(21)		(1,398)		1,624		—
Revenues from third party customers		€66,047		€7,994		€3,218		€22,584		€4,037		€1,850		€—	€105,730

Net profit from continuing operations															€3,291
Tax expense															€2,588
Net financial expenses															€1,345
Adjustments:
Reversal of a Brazilian indirect tax liability(1)	€		€		€		€		€		€		€		€(895)
Impairment expense(2)	€			€77	€			€142	€		€		€		€219
Recall campaigns - airbag inflators(3)		€29		€73	€		€		€		€		€		€102
Restructuring costs/(reversal)(4)		€(1)		€75	€		€		€			€11		€1	€86
Deconsolidation of Venezuela(5)	€			€42	€		€		€		€		€		€42
NAFTA capacity realignment(6)		€(38)	€		€		€		€		€		€		€(38)
Tianjin (China) port explosion, net of insurance recoveries(7)	€		€			€(68)	€		€		€		€		€(68)
Gain on disposal of investments(8)	€		€		€		€		€			€(27)		€(49)	€(76)
Other		€(1)	€			€1	€		€			€12		€1	€13
Adjusted EBIT		€5,227		€151		€172		€735		€560		€(98)		€(138)	€6,609

Share of profit of equity method investees		€—		€—		€75		€306		€—		€18		€1	€400
________________________________________________________________________________________________________________________________________________
(1) As this liability related to the Group’s Brazilian operations in multiple segments, it was not attributed to the results of the related segments;
(2) Impairment expense in EMEA relates to changes in global product portfolio. Impairment expense in LATAM relates to product portfolio changes and the impairment of certain real estate assets in Venezuela, in the second quarter of 2017 due to the continued deterioration of the economic conditions;
(3) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities;
(4) Primarily related to workforce restructuring costs related to LATAM;
(5) Refer to Note 3, Scope of consolidation;
(6) Income related to adjustments to reserves for the NAFTA capacity realignment plan;
(7) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT.  Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT;
(8) Refer to Note 3, Scope of consolidation.

	Mass-Market Vehicles
2016	NAFTA		LATAM		APAC		EMEA		Maserati		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€69,094		€6,197		€3,662		€21,860		€3,479		€3,116		€(1,610)	€105,798
Revenues from transactions with other segments	(40)		(39)		(24)		(127)		(9)		(1,371)		1,610		—
Revenues from third party customers		€69,054		€6,158		€3,638		€21,733		€3,470		€1,745		€—	€105,798

Net profit from continuing operations															€1,713
Tax expense															€1,237
Net financial expenses															€1,858
Adjustments:
Recall campaigns - airbag inflators(1)		€414	€		€		€		€		€		€		€414
Costs for recall, net of supplier recoveries - contested with supplier(2)		€132	€		€		€		€		€		€		€132
NAFTA capacity realignment(3)		€156	€		€		€		€		€		€		€156
Tianjin (China) port explosions, net of insurance recoveries(4)	€		€			€(55)	€		€		€		€		€(55)
Currency devaluation	€			€19	€		€		€		€		€		€19
Restructuring costs/(reversal)(5)		€(10)		€68	€			€5	€			€5	€		€68
Impairment expense(6)	€			€52		€109		€7	€			€9	€		€177
Gains on disposal of investments	€		€		€		€		€			€(13)	€		€(13)
Other		€(25)		€3		€(10)	€		€			€(1)		€7	€(26)
Adjusted EBIT		€5,133		€5		€105		€540		€339		€(175)		€(267)	€5,680

Share of profit of equity method investees		€2		€—		€30		€272		€—		€3		€1	€308
________________________________________________________________________________________________________________________________________________
(1) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities.;
(2) Refer to Note 20, Provisions.;
(3) Refer to Note 5, Research and development costs and Note 11, Property plant and equipment;
(4) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT.  Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT.  Through December 31, 2016, no significant insurance recoveries related to Tianjin have been recognized in Adjusted EBIT;
(5) Restructuring costs within LATAM and Components primarily relate to cost reduction initiatives to right-size to market volume in Brazil;
(6) Refer to Note 5, Research and development costs. and Note 11, Property plant and equipment.
Information about geographical area
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31
	2018	2017
	(€ million)
North America	€35,493	€34,099
Italy	11,478	12,458
Brazil	4,125	5,137
Poland	937	1,151
Serbia	571	639
Other countries	1,456	2,536
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€54,060	€56,020